Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Information concerning short-term borrowings is as follows:

December 31	2015	2014
Short-term borrowings	$38.2	$43.3
Weighted-average interest rates	17.8%	15.8%

Summary of long-term debt
A summary of long-term debt is as follows:

December 31	2015	2014
Euro-denominated notes:
€400 due September 2022	$431.0	$—
€350 due June 2018	379.2	422.1
Other	6.7	2.4
	816.9	424.5
Less — current maturities	6.0	1.9
Long-term debt	$810.9	$422.6